Segment Information - Property, Plant & Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 11,058	$ 10,877
The Netherlands
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	4,073	4,168
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,496	1,617
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,631	2,233
Other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	195	162
USA
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	43	52
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	1,258	1,384
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	671	525
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	417	464
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	$ 274	$ 272